CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Common shares (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 Vote item $ / shares shares	Dec. 31, 2024 item Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	May 09, 2023 shares
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	1	1
Number of class of board of directors | item	3	3
Director's service term	3 years	3 years
Number of class of director appointed each year | item	1	1
Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Threshold voting percentage under special resolution to amend memorandum and articles of association	90.00%	90.00%
Class A ordinary shares
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, authorized (in shares)	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, issued (in shares)	4,002,121	4,002,121		8,665,842
Common shares, outstanding (in shares)	4,002,121	4,002,121		8,665,842
Class A ordinary shares | Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	1	1
Class A ordinary shares, non-redeemable
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, issued (in shares)	4,002,121	4,002,121	4,002,121
Common shares, outstanding (in shares)	4,002,121	4,002,121	4,002,121
Class A common stock subject to possible redemption
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, shares issued (in shares)	1,610,373	1,610,373	2,846,071
Class A ordinary shares subject to possible redemption, shares outstanding (in shares)	1,610,373	1,610,373	2,846,071
Class B ordinary shares
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, authorized (in shares)	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, issued (in shares)	1,747,879	1,747,879	1,747,879	1,747,879
Common shares, outstanding (in shares)	1,747,879	1,747,879	1,747,879	1,747,879
Class B ordinary shares | Prior to Initial Business Combination
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Common shares, votes per share | Vote	10	10
Class B ordinary shares | Sponsor
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders	67.00%	67.00%